Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses [Abstract]
Schedule of Prepaid expenses

Prepaid expenses as of December 31, 2025 and 2024 consisted of the following:

	December 31, 2025	December 31, 2024
	US$	US$
Prepayment for materials	5,660,663	7,685,696
Prepayment for utilities	258,198	1,382,938
Prepayment for others	193,918	120,280
Total	6,112,779	9,188,914